Schedule of Investments (unaudited) April 30, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.9%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$1,655	$1,750,685
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,040	1,159,832
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	1,300	1,291,837
Series A-1, 5.50%, 01/01/53	470	507,307
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	645	573,091
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	160	140,900

		5,423,652

Arizona — 4.4%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	360	351,878
Series A, 5.38%, 07/01/50	925	870,542
Series A, 5.50%, 07/01/52	855	825,546
Series G, 5.00%, 07/01/47	135	122,066
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,255	1,134,614
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, Series A, 5.00%, 07/01/35(b)	125	123,979
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	955	698,262
5.00%, 07/01/56	235	204,270
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(b)	835	692,183
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	377,113
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	754,076

		6,154,529

Arkansas(b) — 2.9%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	825	737,843
Series A, AMT, 4.75%, 09/01/49	3,570	3,280,701

		4,018,544

California — 9.7%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	131,203
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	205	203,286
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	70	70,521
Series A, 5.25%, 08/15/49	175	176,063
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	355	358,836
City of Los Angeles Department of Airports, ARB AMT, 5.25%, 05/15/47	1,100	1,183,066
Series B, AMT, 5.00%, 05/15/46	2,700	2,737,697
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	460	301,079
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 12/01/56	665	477,257
Series A, 3.00%, 09/01/56	725	484,710

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series B, 4.00%, 07/01/58	$200	$138,697
Mezzanine Lien, 4.00%, 03/01/57	330	233,375
Series B, Mezzanine Lien, 4.00%, 12/01/59	835	538,854
Series A, Senior Lien, 4.00%, 12/01/58	1,000	773,865
Series B, Sub Lien, 4.00%, 12/01/59	285	197,831
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	625	67,271
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(d)	830	294,093
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	594,624
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	880,094
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	500	519,694
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	1,265	853,125
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(c)	3,725	2,070,884
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(e)	165	167,165

		13,453,290

Colorado — 4.6%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	275	238,259
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	300,755
Series A, AMT, 5.50%, 11/15/53	340	371,161
Series D, AMT, 5.75%, 11/15/45	790	891,980
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	156,796
5.50%, 11/01/47	90	96,667
5.25%, 11/01/52	220	231,160
Series A, 5.00%, 05/15/35	140	121,903
Series A, 5.00%, 05/15/44	180	144,772
Series A, 5.00%, 05/15/58	370	274,158
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	500	434,394
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,563,384
Fitzsimons Village Metropolitan District No. 3, Refunding GO, Series A-1, 4.00%, 12/01/31	500	448,100
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	387,024
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	510	280,298
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	500	414,680

		6,355,491

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut(b) — 0.7%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/45	$160	$146,293
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	860	881,126

		1,027,419

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39(b)(f)	449	411,139

District of Columbia — 1.3%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(e)	260	261,168
District of Columbia, TA, 5.13%, 06/01/41	750	751,362
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	816,800

		1,829,330

Florida — 10.7%
Avenir Community Development District, SAB, 5.63%, 05/01/54	225	216,453
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	100	99,633
4.00%, 11/15/29	100	94,731
4.00%, 11/15/33	625	573,480
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	144,556
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	210	209,483
Series A-2, 4.60%, 05/01/31	510	509,689
Capital Trust Agency, Inc., RB 5.00%, 01/01/55(b)	1,290	983,362
Series A, 5.75%, 06/01/54(b)	450	385,199
Series B, 0.00%, 01/01/60(c)	3,000	176,757
Capital Trust Agency, Inc., RB, CAB(b)(c) 0.00%, 07/01/61	16,370	1,075,918
Subordinate, 0.00%, 01/01/61	5,815	290,134
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/34(b)	120	118,229
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	2,000	2,023,356
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	372,194
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	775	210,632
Series A-2, 0.00%, 10/01/47	745	190,420
Series A-2, 0.00%, 10/01/48	525	126,192
Series A-2, 0.00%, 10/01/49	435	98,307
Florida Development Finance Corp., RB(b)
5.25%, 06/01/55	525	408,972
5.00%, 06/15/56	550	471,359
6.50%, 06/30/57	250	247,262
Series B, 4.50%, 12/15/56	705	544,091
Series C, 5.75%, 12/15/56	250	213,836
Lakes of Sarasota Community Development District, SAB
Series A-1, 2.75%, 05/01/26	100	96,714
Series A-1, 3.90%, 05/01/41	285	239,417
Series B-1, 4.13%, 05/01/41	200	168,051

Security	Par (000)	Value

Florida (continued)
Lakes of Sarasota Community Development District, SAB (continued)
Series B-1, 4.30%, 05/01/51	$100	$83,898
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/26	75	74,676
5.13%, 05/01/46	315	300,310
Series 1B, 4.75%, 05/01/29	270	271,194
Series 1B, 5.30%, 05/01/39	310	311,314
Series 1B, 5.45%, 05/01/48	550	543,462
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	239,259
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	535	407,749
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	310	281,865
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(g)(h)	340	3
Trout Creek Community Development District, SAB
5.00%, 05/01/28	160	162,122
5.50%, 05/01/49	570	565,117
Village Community Development District No. 14, SAB
5.38%, 05/01/42	415	416,510
5.50%, 05/01/53	310	303,148
West Villages Improvement District, SAB
4.75%, 05/01/39	220	209,268
5.00%, 05/01/50	450	413,664

		14,871,986

Georgia — 4.9%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	355	283,465
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	110	98,600
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(e)	240	250,646
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	1,770	1,742,381
Series A, 5.00%, 06/01/53(a)	1,230	1,295,548
Series B, 5.00%, 12/01/52(a)	1,190	1,246,517
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/59	1,640	1,471,490
Series A, 5.00%, 07/01/52	460	476,504

		6,865,151

Illinois — 9.7%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	803,177
Series D, 5.00%, 12/01/46	1,035	1,023,018
Series H, 5.00%, 12/01/36	935	945,219
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	350	356,238
Series C, 5.00%, 12/01/27	415	428,660
Series C, 5.00%, 12/01/34	940	962,291
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	645	683,867
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	583,788
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	634,207
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	350	350,988

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	$1,815	$1,733,826
Series C, 5.00%, 02/15/41	1,500	1,560,873
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	890	980,778
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	200	203,307
Series A, 5.00%, 06/15/57	555	556,698
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	410	353,521
Series B, 5.00%, 06/15/52	225	226,183
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(c)	500	97,243
State of Illinois, GO, 5.00%, 05/01/27	500	504,477
University of Illinois, RB, Series A, 5.00%, 04/01/44	475	479,587

		13,467,946

Indiana — 2.6%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	365	371,036
AMT, 7.00%, 01/01/44	885	897,758
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(g)(h)	810	720,900
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(e)	160	160,377
Series A, AMT, 6.75%, 05/01/39	515	566,745
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	595	496,121
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	445,360

		3,658,297

Iowa — 0.1%
Iowa Student Loan Liquidity Corp, Refunding RB, Series B, AMT, 3.00%, 12/01/39	195	183,440

Kentucky — 1.7%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	1,690	1,679,451
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(d)	565	644,351

		2,323,802

Louisiana — 1.3%
Lafayette Parish School Board Sale Tax Revenue, RB
4.00%, 04/01/48	130	122,466
4.00%, 04/01/53	85	77,531
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	445	390,014
Louisiana Public Facilities Authority, RB, Series A, 6.50%, 06/01/62(b)	105	102,750
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/33	360	364,558
Series A, 5.25%, 05/15/35	770	773,838

		1,831,157

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	380	220,178

Maryland — 2.1%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	120	115,583

Security	Par (000)	Value

Maryland (continued)
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	$925	$882,282
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	380	389,291
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	1,480	1,549,325

		2,936,481

Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB
Series A, 6.50%, 11/15/23(b)(e)	1,000	1,017,958
Series A, 5.00%, 01/01/47	860	862,732
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	330	311,766
Series A, AMT, 4.50%, 12/01/47	1,090	1,054,453

		3,246,909

Michigan — 2.2%
City of Detroit Michigan, GO
5.00%, 04/01/34	140	145,518
5.00%, 04/01/35	140	145,097
5.00%, 04/01/36	95	98,131
5.00%, 04/01/37	155	159,585
5.00%, 04/01/38	70	71,815
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,862,014
Michigan Strategic Fund, RB
5.00%, 11/15/42	165	150,713
AMT, 5.00%, 12/31/43	500	506,711

		3,139,584

Minnesota — 0.9%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	655	675,188
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	520	567,902

		1,243,090

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	115	115,000
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	330	268,662
Series A, 4.75%, 11/15/47	365	273,528
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	850	870,622

		1,527,812

New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	260	227,832
Series A, 4.25%, 08/15/46	290	244,052
Series A, 4.50%, 08/15/55	600	504,441
New Hampshire Business Finance Authority, Refunding RB(a)(b)
Series A, 3.63%, 07/01/43	130	96,985
Series B, AMT, 3.75%, 07/01/45	375	283,594

		1,356,904

New Jersey — 11.6%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	475	481,646
5.25%, 11/01/44	1,160	1,169,234

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	$385	$383,419
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	70	79,119
5.00%, 06/15/43	125	131,724
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(e)	1,225	1,346,285
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	769,673
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,225,865
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	521,719
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	585	596,936
Series S, 5.25%, 06/15/43	2,535	2,704,538
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	1,300	1,419,700
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	773,150
Series A, 5.25%, 06/01/46	1,700	1,771,089
Sub-Series B, 5.00%, 06/01/46	2,825	2,802,671

		16,176,768

New York — 13.9%
City of New York, GO
Series A-1, 4.00%, 09/01/46	390	379,155
Series B, 5.25%, 10/01/39	245	282,065
Series B, 5.25%, 10/01/40	190	218,029
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	831,274
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	1,125	1,143,438
Series B, 5.25%, 11/15/39	400	406,545
Metropolitan Transportation Authority, Refunding RB, Series C-1, 4.75%, 11/15/45	985	996,983
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	5,000	4,893,430
Series A-1, Subordinate, 4.00%, 08/01/48	555	533,962
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	900	900,133
Series A, 5.00%, 06/01/42	1,505	1,387,167
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	931,337
New York Liberty Development Corp., Refunding RB Class 2, 5.38%, 11/15/40(b)	395	395,346
Series 1, 5.00%, 11/15/44(b)	1,415	1,365,171
Series A, 3.00%, 11/15/51	505	365,861
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	565	534,648
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/40	555	579,514
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	560	587,878
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	730	730,998

Security	Par (000)	Value

New York (continued)
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	$340	$276,194
5.00%, 07/01/56	380	277,976
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,295	1,277,707

		19,294,811

North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	560	611,354

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,385	2,222,388
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
Series A, 4.00%, 12/01/55	120	101,122
Series S, 4.50%, 12/01/55	95	80,301
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	745,642
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	300	276,205
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	185	138,297
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	805	597,432
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,220,827

		5,382,214

Oklahoma — 4.3%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	2,205	2,309,934
Series B, 5.00%, 08/15/38	1,450	1,357,415
Series B, 5.25%, 08/15/48	270	245,727
Series B, 5.50%, 08/15/52	1,035	962,584
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	155	126,764
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	923,144

		5,925,568

Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	625	324,012

Pennsylvania — 5.0%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100	77,445
4.00%, 07/01/51	100	73,503
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,240	1,117,834
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	95	90,126
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/38	465	468,723
AMT, 5.75%, 06/30/48	335	363,970
AMT, 5.25%, 06/30/53	560	579,718
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	720	720,647

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	$805	$784,909
Pennsylvania Turnpike Commission, RB
Series A, 5.50%, 12/01/42	1,685	1,765,932
Series A, 5.00%, 12/01/44	520	528,505
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	355	379,931

		6,951,243

Puerto Rico — 6.9%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	9,585	625,584
Commonwealth of Puerto Rico, GO 1.00%, 11/01/51(a)	3,146	1,478,219
Series A1, Restructured, 5.75%, 07/01/31	784	844,877
Puerto Rico Highway & Transportation Authority, RB, CAB, Series B, Restructured, 0.00%, 07/01/32(c)	892	559,339
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	67,111
Series A1, Restructured, 4.75%, 07/01/53	1,529	1,435,488
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(c)	1,914	520,442
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	2,376	2,284,911
Series A-2, Restructured, 4.78%, 07/01/58	1,038	961,411
Series A-2, Restructured, 4.33%, 07/01/40	851	790,485

		9,567,867

Rhode Island — 0.6%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	395	377,067
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	420	420,966

		798,033

South Carolina — 3.5%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	225	217,831
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,135,219
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,840	1,856,660
Series E, 5.00%, 12/01/48	420	420,876
Series E, 5.50%, 12/01/53	750	753,669
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	430	436,429

		4,820,684

Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 10/01/49	290	223,498
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	450	156,212
Metropolitan Nashville Airport Authority, ARB Series B, AMT, 5.25%, 07/01/35	230	257,881

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Nashville Airport Authority, ARB (continued)
Series B, AMT, 5.50%, 07/01/36	$190	$215,360
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	750	806,823

		1,659,774

Texas — 10.2%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	335	238,127
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(b)	230	244,141
7.88%, 11/01/62(b)	195	200,543
Series A, 5.75%, 08/15/62	500	439,893
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	180	163,708
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	325	286,716
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	125	127,093
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	800	815,266
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	160	157,464
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/34(c)	3,000	1,719,735
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(e)	5,200	2,798,489
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	430	420,848
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	541,906
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	135	138,893
Series A, 5.75%, 08/15/45	275	280,217
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,890	1,860,667
Port Beaumont Navigation District, RB, AMT, 2.75%, 01/01/36(b)	710	512,278
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	425	348,548
Series A, AMT, 4.00%, 01/01/50	815	579,420
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	85	73,505
Series A, 5.00%, 10/01/51	115	90,706
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	310	328,502
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	1,025	1,016,970
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(c)	2,205	695,323
Texas Water Development Board, RB, 4.45%, 10/15/36	170	186,931

		14,265,889

Utah — 0.1%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	225	195,397

Vermont — 0.3%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	400	381,295

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 2.1%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	$180	$172,158
Series A, 5.13%, 03/01/31	490	413,140
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	245	235,126
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	218,504
Series A, 5.00%, 01/01/49	455	373,645
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,025	961,739
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	528,144

		2,902,456

Washington — 0.2%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	350	354,515

Wisconsin — 5.0%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	540,042
Public Finance Authority, RB
5.00%, 06/15/41(b)	165	152,680
5.00%, 01/01/42(b)	290	264,127
5.00%, 06/15/55(b)	440	383,370
5.00%, 01/01/56(b)	710	602,481
Class A, 5.00%, 06/15/56(b)	230	184,804
Series A, 6.25%, 10/01/31(b)	290	208,800
Series A, 7.00%, 10/01/47(b)	290	208,800
Series A, 5.00%, 10/15/50(b)	530	473,835
Series A, 4.75%, 06/15/56(b)	735	539,094
Series A-1, 4.50%, 01/01/35(b)	600	534,875
Series A-1, 5.50%, 12/01/48(b)(g)(h)	9	2,109
Series B, 0.00%, 01/01/35(b)(c)	1,030	459,727
Series B, 0.00%, 01/01/60(b)(c)	16,025	944,001
AMT, 4.00%, 09/30/51	475	387,801
AMT, 4.00%, 03/31/56	455	360,324
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(c)	6,655	410,407
Public Finance Authority, Refunding RB, 5.25%, 05/15/52(b)	165	142,787
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/46	230	183,850

		6,983,914

Total Municipal Bonds — 138.0% (Cost: $199,322,425)		192,141,925

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Alabama — 1.2%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	1,604	1,700,800

Florida — 1.5%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	2,321	2,069,466

Georgia — 1.7%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	2,230	2,335,908

Security	Par (000)	Value

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	$1,810	$1,704,730

Nebraska — 3.6%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,771	4,978,432

New York — 2.8%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,340	2,274,141
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,570,661

		3,844,802

Rhode Island — 1.6%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,450	2,263,735

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,891	1,794,089

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.9% (Cost: $21,554,327)		20,691,962

Total Long-Term Investments — 152.9% (Cost: $220,876,752)		212,833,887

	Shares

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(k)(l)	10,069,780	10,068,773

Total Short-Term Securities — 7.2% (Cost: $10,068,160)		10,068,773

Total Investments — 160.1% (Cost: $230,944,912)		222,902,660

Other Assets Less Liabilities — 2.1%		2,893,744

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.8)%		(10,923,561)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.4)%		(75,664,112)

Net Assets Applicable to Common Shares — 100.0%		$139,208,731

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA)

(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 1, 2026 to February 15, 2028, is $2,193,553.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$505,057	$9,560,897	(a)	$—	$2,357	$462	$10,068,773	10,069,780	$79,455	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$191,730,786	$411,139	$192,141,925
Municipal Bonds Transferred to Tender Option Bond Trusts	—	20,691,962	—	20,691,962
Short-Term Securities
Money Market Funds	10,068,773	—	—	10,068,773

	$10,068,773	$212,422,748	$411,139	$222,902,660

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End (continued)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(10,836,558)	$—	$(10,836,558)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(86,836,558)	$—	$(86,836,558)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8